Investor P [Member] Expense Example - Investor P - BLACKROCK LIFEPATH INDEX RETIREMENT FUND - Investor P Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 563
Expense Example, with Redemption, 3 Years	648
Expense Example, with Redemption, 5 Years	741
Expense Example, with Redemption, 10 Years	$ 1,014